Related Party Transactions - Schedule of Accounts Receivable, Net - Related Parties (Details) - USD ($)	Dec. 31, 2024	Jun. 30, 2024
Related Party Transaction [Line Items]
Accounts receivable, gross	$ 450,002	$ 2,130,263
Allowance for credit loss
Shenzhen Jam Box [Member]
Related Party Transaction [Line Items]
Accounts receivable, gross	442,097	2,121,725
Hualiu Boying [Member]
Related Party Transaction [Line Items]
Accounts receivable, gross	7,905	8,373
Xiamen Pupu Investment [Member]
Related Party Transaction [Line Items]
Accounts receivable, gross		165
Related Party [Member]
Related Party Transaction [Line Items]
Accounts receivable, gross	450,002	2,130,263
Allowance for credit loss	(70,292)	(1,513)
Accounts receivable, net - related parties	$ 379,710	$ 2,128,750